Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Acquisitions
Acquisitions

Note 4. Acquisitions

ZuluDesk B.V.

On February 1, 2019, the Company purchased all of the outstanding membership units of ZuluDesk B.V. (“ZuluDesk”) whose products are designed to offer a cost‑effective mobile device management system for today’s modern digital classroom. ZuluDesk’s software complement the Company’s existing product offerings. The Company accounted for the acquisition by applying the acquisition method of accounting for business combinations in accordance with ASC Topic 805. The final aggregate purchase price was approximately $38.6 million. This acquisition was funded by term debt, and borrowings under a revolving line of credit. The goodwill represents the excess of the purchase consideration over the fair value of the underlying net identifiable assets. The goodwill recognized in this acquisition is primarily attributable to the offerings in mobile device management of ZuluDesk and its assembled workforce. The goodwill is not deductible for income tax purposes.

The fair value of the separately identifiable intangible assets acquired, consisting of trademarks, customer relationships and developed technology, was estimated by applying an income approach. Under the income approach, an intangible asset’s fair value is equal to the present value of future economic benefits to be derived from ownership of the asset. Indications of value are developed by discounting future net cash flows to their present value at market‑based rates of return. The weighted‑average economic life of the intangible assets acquired is 7.0 years. For more details on the intangible assets, see Note 5.

Acquisition‑related expenses were expensed as incurred and totaled nil and $0.9 million for the three and nine months ended September 30, 2019, respectively. These expenses were recognized as acquisition costs in general and administrative expenses. ZuluDesk contributed revenue and net income of $1.4 million and less than $0.1 million, respectively, during the three months ended September 30, 2019, excluding the effects of the acquisition and integration costs. ZuluDesk contributed revenue and net loss of $2.9 million and $0.5 million, respectively, during the nine months ended September 30, 2019, excluding the effects of the acquisition and integration costs. The Company used borrowings under the Prior Term Loan Facility to complete the acquisition. The Prior Term Loan Facility provided for borrowings of $175.0 million with a maturity date of November 13, 2022 under the Company’s secured credit agreement entered into November 13, 2017 (the “Prior Credit Agreement”), which was increased to $205.0 million on January 30, 2019 when the Company entered into that certain Amendment Agreement No. 1 to such Prior Credit Agreement and approximately $0.5 million of debt issuances costs were capitalized as a reduction in Debt on the balance sheet in connection with such increase.

The Company allocated the net purchase consideration to the net assets acquired, including finite‑lived intangible assets, based on their respective fair values at the time of the acquisition as follows (in thousands):

Assets acquired:
Cash	$3,325
Other current assets	1,306
Long‑term assets	154
Liabilities assumed:
Accounts payable and accrued liabilities	(419)
Deferred revenue	(3,050)
Deferred tax liability	(2,996)
Intangible assets acquired	12,310
Goodwill	28,000
Total purchase consideration	$38,630

Digita Security LLC

On July 26, 2019, the Company purchased all of the outstanding membership interests of Digita Security LLC (“Digita”). With this acquisition, Digita’s acquired technology complements the Company’s existing Apple management, authentication and account management solutions with a security offering to provide a more robust suite of capabilities and service offerings in the Apple enterprise market. The Company accounted for the acquisition by applying the acquisition method of accounting for business combinations in accordance with ASC Topic 805. The acquisition aggregate purchase consideration totaled $14.4 million which included contingent purchase consideration with an estimated fair value of $9.0 million and the remainder provided for with cash. Acquisition‑related expenses were expensed as incurred. Goodwill in the amount of $1.7 million is deductible for income tax purposes.

The maximum contingent consideration is $15.0 million if the acquired business achieves certain revenue milestones by December 31, 2022. The estimated fair value of these contingent payments is determined using a Monte Carlo simulation model, which uses Level 3 inputs for fair value measurements, including assumptions about probability of growth of subscription services and the related pricing of the services offered. During the three and nine months ended September 30, 2020, the fair value of the contingent consideration was increased by $0.6 million and decreased by $3.1 million, respectively, which is included in general and administrative expenses in the consolidated statement of operations. The adjustment for the three months ended September 30, 2020 primarily reflects updated assumptions about probability of growth of subscription services. The adjustment for the nine months ended September 30, 2020 primarily reflects updated assumptions about the probability of change in control in light of our IPO, as well as updated assumptions about probability of growth of subscription services. At September 30, 2020 and December 31, 2019, the fair value of the contingent consideration was $6.1 million and $9.2 million, respectively, which is included in other liabilities in the consolidated balance sheet.

In addition, the terms of the purchase agreement provide for additional future payments to the Digita shareholders in the amount of up to $5.0 million if certain key employees continue their employment with the Company through December 31, 2020, which is recognized as a compensation expense in our consolidated statement of operations. The Company recognized as expense $0.9 million and $4.1 million during the three and nine months ended September 30, 2020, respectively.

The fair value of the acquired developed technology was estimated by discounting future net cash flows to their present value at market‑based rates of return (income approach). The estimated useful life of the acquired developed technology is estimated to be 5 years. For more details on the Company’s intangible assets, see Note 5. Pro forma results of operations for this acquisition were not presented as the effects were not material to our financial results.

The following table summarizes the fair value of consideration transferred and the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Assets acquired:
Cash	$512
Other current assets	1
Long‑term assets	12
Liabilities assumed:
Accounts payable and accrued liabilities	(119)
Intangible assets acquired	3,300
Goodwill	10,673
Total purchase consideration	$14,379

Note 5. Acquisitions

ZuluDesk B.V.

On February 1, 2019, the Company purchased all of the outstanding membership units of ZuluDesk B.V. whose products are designed to offer a cost‑effective mobile device management system for today’s modern digital classroom. ZuluDesk B.V’s software complement the Company’s existing product offerings. The Company accounted for the acquisition by applying the acquisition method of accounting for business combinations in accordance with ASC Topic 805. The final aggregate purchase price was approximately $38.6 million. This acquisition was funded by term debt, and borrowings under a revolving line of credit. The goodwill represents the excess of the purchase consideration over the fair value of the underlying net identifiable assets. The goodwill recognized in this acquisition is primarily attributable to the offerings in mobile device management of ZuluDesk B.V. and its assembled workforce. The goodwill is not deductible for income tax purposes.

The fair value of the separately identifiable intangible assets acquired, consisting of trademarks, customer relationships and developed technology, was estimated by applying an income approach. Under the income approach, an intangible asset’s fair value is equal to the present value of future economic benefits to be derived from ownership of the asset. Indications of value are developed by discounting future net cash flows to their present value at market‑based rates of return. The weighted‑average economic life of the intangible assets acquired is 7.0 years. For more details on the intangible assets, see Note 6.

Acquisition‑related expenses were expensed as incurred and totaled $0.9 million for the year ended December 31, 2019. These expenses were recognized as acquisition costs in general and administrative expenses. ZuluDesk B.V. contributed revenue and net loss of $4.5 million and $0.3   million, respectively, from February 1, 2019 through December 31, 2019, excluding the effects of the acquisition and integration costs. The Company used the Term Loan to complete the acquisition and approximately $0.5 million of debt issuances costs were capitalized as a reduction in Debt on the balance sheet. These costs will be amortized over the course of the debt agreements.

The Company allocated the net purchase consideration to the net assets acquired, including finite‑lived intangible assets, based on their respective fair values at the time of the acquisition as follows:

($000's)
Assets acquired:
Cash	$3,325
Other current assets	1,306
Long‑term assets	154
Liabilities assumed:
Accounts payable and accrued liabilities	(419)
Deferred revenue	(3,050)
Deferred tax liability	(2,996)
Intangible assets acquired	12,310
Goodwill	28,000
Total purchase consideration	$38,630

The following unaudited pro forma information presents the combined results of Jamf and Zulu Desk B.V. had completed the acquisition on January 1, 2018. As required by ASC 805, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined companies would have been had the acquisition occurred at the beginning of the period presented, nor are they indicative of future results of operations. The proformas results below have been adjusted for certain purchase accounting impacts such as amortization of intangibles of $1.9 million, reduction of deferred revenue of $0.3 million, and additional interest expense of $4.0 million. However, no transaction or acquisition costs are included in the pro forma. Pro forma results are not presented for 2019 as the acquisition occurred in February and would not be materially different from the actual results of operations for the year ended December 31, 2019.

Year ended
December 31,
2018
Revenues	$149,445
Net loss	(40,186)
Net loss per share, basic and diluted	$(0.39)

Digita Security LLC

On July 26, 2019, the Company purchased all of the outstanding membership interests of Digita Security LLC (“Digita”). With this acquisition, Digita’s acquired technology will complement the Company’s existing Apple management, authentication and account management solutions with a security offering to provide a more robust suite of capabilities and service offerings in the Apple enterprise market. The Company accounted for the acquisition by applying the acquisition method of accounting for business combinations in accordance with ASC Topic 805. The acquisition aggregate purchase consideration totaled $14.4 million which included contingent purchase consideration with an estimated fair value of $9.0 million and the remainder provided for with cash. Acquisition‑related expenses were expensed as incurred and totaled $0.5 million. These expenses were recognized as acquisition costs in general and administrative expenses in the statement of operations during the year ended December 31, 2019.  Goodwill in the amount of $1.7 million is deductible for income tax purposes.

The maximum contingent consideration is $15.0 million if the acquired business achieves certain revenue milestones by December 31, 2022. The estimated fair value of these contingent payments was determined using a Monte Carlo simulation model, which uses Level 3 inputs for fair value measurements, including assumptions about probability of growth of subscription services and the related pricing of the services offered. At December 31, 2019, the fair value of the contingent consideration was increased by $0.2 million which was reflected in general and administrative expenses in the consolidated statement of operations. At December 31, 2019, the contingent consideration was $9.2  million which was included in other liabilities in the consolidated balance sheet.

In addition, the terms of the purchase agreement provide for additional future payments to the Digita shareholders in the amount of up to $5.0 million if certain key employees continue their employment with the Company through December 31, 2020, which will be recognized as a compensation expense in our consolidated statement of operations.

The fair value of the acquired developed technology was estimated by discounting future net cash flows to their present value at market‑based rates of return (income approach). The estimated useful life of the acquired developed technology is estimated to be 5 years. For more details on the Company’s intangible assets, see Note 6, Goodwill and other intangible assets. Pro forma results of operations for this acquisition were not presented as the effects were not material to our financial results.

The following table summarizes the fair value of consideration transferred and the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

($000's)
Assets acquired:
Cash	$512
Other current assets	1
Long‑term assets	12
Liabilities assumed:
Accounts payable and accrued liabilities	(119)
Intangible assets acquired	3,300
Goodwill	10,673
Total purchase consideration	$14,379

Orchard & Grove, Inc.

On September 18, 2018, pursuant to an agreement by and among Orchard & Grove, Inc. and JAMF Software, LLC, (a subsidiary of the Company) all of the issued and outstanding shares of Orchard & Grove were acquired for $2.1 million. The purchase price was funded with cash on hand. The Company accounted for the acquisition by applying the acquisition method of accounting for business combinations in accordance with ASC Topic 805. Orchard & Grove developed authentication software that makes it easier for IT administrators to manage user access. The Company acquired this technology to improve the user experience for its own customers. Pro forma results of operations for this acquisition were not presented as the effects were not material to our financial results.

The acquired tangible and intangible assets and assumed liabilities are as follows:

($000’s)
Assets acquired:
Cash	$138
Other current assets	71
Long-term assets	10
Liabilities assumed:
Accounts payable and accrued liabilities	(73)
Deferred revenue	(138)
Deferred tax liability	(356)
Intangible assets acquired	1,580
Goodwill	835
Total purchase consideration	$2,067

For the Vista Acquisition, during the period ended December 31, 2018, the Company recognized a measurement-period adjustment of $1.0 million related to the finalization of a working capital adjustment that increased the consideration paid and goodwill, as well as an adjustment of $0.5 million related to the finalization of a research and development tax credit that decreased the net deferred tax liability and goodwill.